Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation:
Basis of preparation:

2.   Basis of preparation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the year ended December 31, 2020, were approved by the Board of Directors on February 25, 2021.

The financial statements have been prepared on an historical cost basis, except for certain of the Company’s accounting policies and disclosures that require the determination of fair value, namely:

•	Liabilities related to cash-settled share-based arrangements and stock-based compensation, which are measured at fair value on grant date pursuant to IFRS 2, Share-based payments.
•	Lease liabilities, which are initially measured at the present value of minimum lease payments.
(b)	Basis of measurement:

In establishing the fair value, the Company uses a fair value hierarchy based on levels as defined below:

•	Level 1: defined as observable inputs such as quoted prices in active markets.
•	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•	Level 3: defined as inputs that are based on little or no little observable market data, therefore requiring entities to develop their own assumptions.

(c)	Functional and presentation currency:

Effective January 1, 2020, the Company adopted the United States dollar ("USD") as its functional and presentation currency. Prior to these consolidated financial statements, the functional and presentation currency was the Canadian dollar ("CAD"). The change in the functional currency from the CAD to the USD reflects the primary economic environment in which the Company operates in. As a result of the advancement of the Company’s development programs, the Company anticipates higher research and development costs in future periods which will be denominated mainly in USD. In addition, these costs will be financed from proceeds received from the financing in USD, including those that closed in September 2019 and October 2020.  The Company also anticipates that potential future sales revenues and financings will be primarily denominated in USD.

As such, these consolidated financial statements are presented in USD. On January 1, 2020, the change in functional currency resulted in the assets and liabilities as of December 31, 2019 being translated in USD using the exchange rate in effect on that date, and equity transactions were translated at historical rates. The change in functional currency is applied prospectively.

The change in presentation currency was applied retrospectively and therefore, these consolidated financial statements are presented in USD, together with the comparative information as at December 31, 2019, for the year ended December 31, 2019, and on the consolidated statement of financial position as at January 1, 2019. For comparative purposes, historical consolidated financial statements were recast in USD by translating assets and liabilities at the closing rate in effect at the end of the respective period, revenues, expenses and cash flows at the average rate in effect for the respective period and equity transactions at historical rates. Any exchange difference resulting from the translation was included in Accumulated other comprehensive income presented in shareholders’ equity

(d)	Use of estimates and judgments:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The reported amounts and note disclosures reflect management’s best estimate of the most probable set of economic conditions and planned course of actions. Actual results may differ from these estimates.

A critical judgment in applying accounting policies that has the most significant effect on the amounts recognized in the consolidated financial statements relates to the use of the going concern basis of preparation of the financial statements. At the end of each reporting period, management assesses the basis of preparation of the financial statements. These financial statements have been prepared on a going concern basis in accordance with IFRS. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment is included within the following notes and is described below:

(i)	Estimation of accrued expenses:

As part of the process of preparing its financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with personnel and service providers to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost.

For research and development activities, the majority of service providers invoice the Company in arrears for services performed, on a pre-determined schedule or when contractual milestones are met; however, some require advanced payments. There may also be instances in which payments to the service providers will exceed the level of services provided and result in a prepayment of the expense.

The Company estimates its accrued expenses and prepaid expenses as of each statement of financial position date in its financial statements based on facts and circumstances known at that time.

(ii)

Estimating the cost of the in-process research and development (“IPR&D”) asset using the fair value of the issued share-based consideration related to the remaining BLU-5937 Assets the Company acquired in March 2020 (refer to note 6).

(ii)Estimating the recoverable amount of the in-process research and development asset related to BLU-5937 for the purpose of the annual impairment test (note 6).

Other areas requiring the use of management estimates and judgements include assessing the recoverability of research tax credits as well as estimating the initial fair value of equity-classified stock-based compensation. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they are made and in future periods affected.

(e)COVID-19 pandemic:

The COVID-19 pandemic continues to cause significant financial market and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. Since the Company is considered an “essential service”, its operations in Quebec have not been subject to mandated business closures and, accordingly, disruptions to its business as a result of COVID-19 have been limited thus far. However, the COVID-19 pandemic continues to rapidly evolve and the extent to which it may impact our business will depend on future developments that are highly uncertain. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions related to COVID-19 nor the impact of the vaccines that are now accessible or will be made accessible in Canada, the United States and in other countries, but if the Company or any of the third parties with whom it engages, were to experience shutdowns or other business disruptions, its ability to conduct its business in the manner and on the timelines presently planned could be materially and negatively impacted. The Company will continue to monitor developments of the pandemic and continuously assess its potential further impact on its operations to prevent any disruptions to the conduct of its business and clinical trials. In the event of a prolonged continuation of the pandemic, it is not clear what the potential impact may be on the Company's business, financial position and financial performance.